Schedule of Other Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid consulting		$ 7,537	$ 108,673
Deposit	4,123	4,123	39,823
Licenses, net	2,780,379	3,002,960	129,075
Total	$ 2,784,502	$ 3,014,620	$ 277,571